UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10593

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

Financial Statements (Unaudited)

For the Period from January 1, 2010 to June 30, 2010

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Financial Statements (Unaudited)

For the Period from January 1, 2010 to June 30, 2010

Contents

Financial Statements (Unaudited)

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Assets, Liabilities and Partners’ Capital (Unaudited)

June 30, 2010

Assets
Investments in investment funds, at fair value (cost $1,349,102,714)	$1,411,945,639
Short-term investments (cost $101,777,779)	101,777,779
Cash	849,024
Prepaid investments in investment funds	38,000,000
Receivable for investments sold	50,321,326
Other assets	82,174

Total assets	1,602,975,942

Liabilities
Payable for capital repurchases	87,846,962
Withholding tax payable	4,278,336
Management fee payable	732,497
Accrued expenses and other liabilities	528,084

Total liabilities	93,385,879

Net assets	$1,509,590,063

Partners’ capital
Represented by:
Net capital	$1,426,095,021
Accumulated net investment income (loss)	(5,295,262)
Accumulated net realized gain (loss) from investments	25,947,379
Net unrealized appreciation on investments	62,842,925

Total partners’ capital	$1,509,590,063

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Operations (Unaudited)

For the Period January 1, 2010 to June 30, 2010

Investment income
Dividend	$70,443

Expenses
Management fees	4,543,580
Accounting and administration fees	349,846
Custody fees	169,548
Professional fees	126,787
Insurance expense	79,850
Directors’ fees	27,349
Other	68,745

Total expenses	5,365,705

Net investment income (loss)	(5,295,262)

Realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments in investment funds	25,947,379

Net realized gain (loss) from investments	25,947,379

Net change in unrealized appreciation/depreciation on investments in investment funds	(32,469,491)

Net change in unrealized appreciation/depreciation on investments	(32,469,491)

Net realized and unrealized gain (loss) from investments	(6,522,112)

Net increase (decrease) in partners’ capital resulting from operations	$(11,817,374)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statements of Changes in Partners’ Capital (Unaudited)

	General Partner	Limited Partners	Total
Partners’ capital at December 31, 2008	$542,709	$1,956,267,640	$1,956,810,349

For the year ended December 31, 2009
Increase (decrease) in partners’ capital:
From operations
Net investment income (loss)	(9,785)	(11,523,064)	(11,532,849)
Net realized gain (loss) from investments	19,828	53,378,834	53,398,662
Net change in unrealized appreciation/depreciation on investments	60,644	196,022,829	196,083,473

Net increase (decrease) in partners’ capital resulting from operations	70,687	237,878,599	237,949,286

From partners’ capital transactions
Capital contributions	—	51,334,465	51,334,465
Capital repurchases	—	(628,332,639)	(628,332,639)
Re-allocation of performance incentive	10,719	(10,719)	—

Net increase (decrease) in partners’ capital from capital transactions	10,719	(577,008,893)	(576,998,174)

Total increase (decrease) in partners’ capital	81,406	(339,130,294)	(339,048,888)

Partners’ capital at December 31, 2009	$624,115	$1,617,137,346	$1,617,761,461

For the period from January 1, 2010 to June 30, 2010
Increase (decrease) in partners’ capital:
From operations
Net investment income (loss)	$(2,013)	$(5,293,249)	$(5,295,262)
Net realized gain (loss) from investments	10,097	25,937,282	25,947,379
Net change in unrealized appreciation/depreciation on investments	(13,096)	(32,456,395)	(32,469,491)

Net increase (decrease) in partners’ capital resulting from operations	(5,012)	(11,812,362)	(11,817,374)

From partners’ capital transactions
Capital contributions	—	83,822,359	83,822,359
Capital repurchases	—	(180,176,383)	(180,176,383)
Re-allocation of performance incentive	—	—	—

Net increase (decrease) in partners’ capital from capital transactions	—	(96,354,024)	(96,354,024)

Total increase (decrease) in partners’ capital	(5,012)	(108,166,386)	(108,171,398)

Partners’ capital at June 30, 2010	$619,103	$1,508,970,960	$1,509,590,063

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2010 to June 30, 2010

Cash flows from operating activities
Net increase (decrease) in partners’ capital resulting from operations	$(11,817,374)
Adjustments to reconcile net increase (decrease) in partners’ capital resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized appreciation/depreciation on investments in investment funds	32,469,491
Net realized (gain) loss from investments in investment funds	(25,947,379)
Purchase of investments in investment funds	(180,149,300)
Proceeds from sales of investments in investment funds	266,806,420
(Increase) decrease in short-term investments	(97,192,739)
(Increase) decrease in prepaid investments in investment funds	22,000,000
(Increase) decrease in receivable for investments sold	95,196,244
(Increase) decrease in other assets	115,208
Increase (decrease) in withholding tax payable	4,278,336
Increase (decrease) in management fee payable	(826,464)
Increase (decrease) in accrued expenses and other liabilities	(3,296,485)

Net cash provided by (used in) operating activities	101,635,958

Cash flows from financing activities
Capital contributions	83,822,359
Capital repurchases	(189,195,548)

Net cash provided by (used in) financing activities	(105,373,189)

Net change in cash	(3,737,231)
Cash at beginning of period	4,586,255

Cash at end of period	$849,024

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

June 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital	Next Available Redemption Date*	Liquidity**
Investment Funds

Convertible Arbitrage
KBC Convertible Opportunities Fund L.P.	7/1/2002	$499,022	$707,401	0.05%	(a) (b)	(a) (b)
Lydian SPV Limited	12/1/2008	1,213,209	1,213	0.00	(b)	(b)

Total Convertible Arbitrage		1,712,231	708,614	0.05

Distressed
Avenue Asia Investments Delaware Statutory Trust	11/1/2007	58,167	15,562	0.00	(b)	(b)
Avenue Asia Investments L.P.	7/1/2002	4,135,540	6,744,954	0.45	(b)	(b)
Avenue Europe Investments, L.P.	8/1/2004	9,389,284	8,400,386	0.56	(b)	(b)
Cerberus International, Ltd.	12/1/2007	51,268,349	44,580,185	2.95	(b)	(b)
Cerberus International SPV, Ltd	11/1/2009	54,361,739	47,622,035	3.15	(b)	(b)

Total Distressed		119,213,079	107,363,122	7.11

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	2/1/2010	20,000,000	19,929,313	1.32	3/31/2011	Quarterly
Diamondback Partners, LP	3/1/2010	32,000,000	31,415,500	2.08	3/31/2011	Quarterly
Millennium USA, L.P.	8/1/2008	77,504,465	87,195,601	5.78	9/30/2010	Quarterly
Oceanic Hedge Fund	10/1/2009	20,000,000	18,610,049	1.23	9/30/2010	Monthly
Prism Partners III Leveraged, L.P.	6/1/2008	41,976,715	46,272,259	3.07	8/31/2010	Monthly

Total Equity Long/Short - High Hedge		191,481,180	203,422,722	13.48

Equity Long/Short - Opportunistic
Eminence Partners LP	12/1/2009	30,000,000	26,677,656	1.77	12/31/2010	Quarterly
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	24,705,313	34,258,996	2.27	9/30/2010	Quarterly
Karsch Capital II, LP	5/1/2004	24,661,271	30,196,129	2.00	9/30/2010	Quarterly
Lansdowne Global Financials Fund, L.P.	10/1/2004	20,911,535	42,772,711	2.83	9/30/2010	Monthly
Lansdowne UK Equity Fund, L.P.	5/1/2009	40,000,000	43,366,372	2.87	9/30/2010	Monthly

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)

Equity Long/Short - Opportunistic (continued)
Pelham Long/Short Fund LP	11/1/2009	$25,000,000	$24,668,573	1.64%	10/31/2010	Monthly
Seligman Tech Spectrum Fund LLC	9/1/2009	40,000,000	38,795,007	2.57	7/31/2010	Monthly
SR Global Fund L.P. - Emerging Markets Portfolio	1/1/2010	30,000,000	27,343,547	1.81	9/30/2010	Monthly
TPG-Axon Partners, LP	10/1/2007	92,240,300	77,608,517	5.14	9/30/2010	Quarterly (a)
Visium Special Holdings LLC	4/1/2009	2,119,767	3,670,267	0.24	(a)	(a)

Total Equity Long/Short - Opportunistic		329,638,186	349,357,775	23.14

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	26,148,140	20,211,370	1.34	(b)	(b)
Plainfield 2009 Liquidating LLC	6/1/2009	53,525,751	34,309,217	2.27	(b)	(b)
Q Funding III, L.P.	7/1/2002	26,032,003	23,689,008	1.57	12/31/2012 (c)	3 Years
Silver Point Capital Fund, L.P.	6/1/2007	10,459,557	8,297,286	0.55	(a)	(a)

Total Event Driven Credit		116,165,451	86,506,881	5.73

Macro
Brevan Howard L.P.	8/1/2004	42,247,627	71,900,714	4.76	9/30/2010	Monthly
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	39,485,636	47,693,116	3.16	9/30/2010	Quarterly
Discovery Global Opportunity Partners, L.P.	9/1/2009	27,500,000	33,229,317	2.20	12/31/2010	Semi-annually
GSA Composite Alpha Partners L.P.	9/1/2008	631,447	538,166	0.04	(a) (b)	(a) (b)
Meru US HFF, LP	12/1/2009	20,000,000	20,334,579	1.35	9/30/2010	Quarterly
Moore Emerging Markets Fund Ltd.	6/1/2009	30,157,528	29,560,490	1.96	10/31/2010	Quarterly
Pharo Macro Fund, Ltd.	4/1/2010	30,000,000	29,029,935	1.92	9/30/2010	Quarterly
QFR Victoria Fund, Ltd.	10/1/2009	30,000,000	32,821,220	2.17	9/30/2010	Quarterly

Total Macro		220,022,238	265,107,537	17.56

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)

Multi-Strategy
Amaranth Partners L.L.C.	11/1/2004	$8,629,059	$2,596,476	0.17%	(b)	(b)
Citadel Wellington LLC	7/1/2002	44,709,712	64,779,340	4.29	9/30/2010	2 Years & Quarterly
D.E. Shaw Composite Fund, L.L.C.	9/1/2005	26,719,909	31,063,504	2.06	9/30/2010	Quarterly(a)
HBK Fund II L.P.	11/1/2009	19,074,413	29,782,690	1.97	9/30/2010	Quarterly(a)
HBK SLV L.P.	11/1/2009	1,780,200	2,856,908	0.19	(a) (b)	(a) (b)
Magnetar Capital Fund, LP	1/1/2008	6,816,837	5,445,873	0.36	(a)	(a)
Magnetar Capital Fund II LP	1/1/2010	53,183,163	46,723,590	3.10	9/30/2010	Quarterly
OZ Domestic Partners, L.P.	7/1/2002	23,148,955	24,531,759	1.62	(a)	(a)
Perry Partners, L.P.	12/1/2006	2,083,261	1,195,482	0.08	(a)	(a)
Polygon Global Opportunities Fund LP	7/1/2005	38,600,543	27,952,100	1.85	(b)	(b)
QVT Associates II LP	7/1/2009	53,531,866	59,599,340	3.95	12/30/2010	Quarterly(a)
QVT Associates II Holdings Ltd.	7/1/2009	9,362,773	10,827,609	0.72	(a)	(a)
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	1,246,590	446,946	0.03	(a) (b)	(a) (b)

Total Multi-Strategy		288,887,281	307,801,617	20.39	.

Restructurings and Value
Amber Fund LP	4/1/2007	10,915	8,896	0.00	(b)	(b)
Castlerigg Onshore SPV	1/1/2009	1,531,111	1,310,013	0.09	(b)	(b)
Castlerigg Partners L.P.	5/1/2007	2,438,336	1,697,327	0.11	(a) (b)	(a) (b)
Empyrean Capital Fund, LP	7/1/2004	407,519	—	0.00	(a)	(a)
One East Partners, LP	8/1/2006	11,088,669	8,188,630	0.54	(a) (b)	(a) (b)
Owl Creek Overseas Fund, Ltd.	10/1/2009	35,000,000	34,658,384	2.30	10/31/2010	Quarterly

Total Restructurings and Value		50,476,550	45,863,250	3.04

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)

Statistical Arbitrage
Citadel Derivatives Group Investors LLC	7/1/2007	$4,908,226	$16,880,430	1.12%	9/30/2010	Quarterly
GSA Capital International Partners, L.P.	9/1/2008	6,598,292	8,189,867	0.54	9/30/2010	Quarterly
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	20,000,000	20,743,824	1.37	9/30/2010	Quarterly

Total Statistical Arbitrage		31,506,518	45,814,121	3.03

Total Investments in Investment Funds		1,349,102,714	1,411,945,639	93.53

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.16%		101,777,779	101,777,779	6.74

Total Short-Term Investments		101,777,779	101,777,779	6.74

Total Investments in Investment Funds and Short-Term Investments		$1,450,880,493	1,513,723,418	100.27

Liabilities in excess of Other Assets			(4,133,355)	(0.27)

Total Partners’ Capital			$1,509,590,063	100.00%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2010

Detailed information about all of the Investment Funds’ portfolios is not available.

*	Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2010 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.
**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(a)	A portion or all of the Partnership’s interest in this Investment Fund are held in side pockets, which have restricted liquidity. See discussion in Note 2 to the financial statements.
(b)	The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Partnership will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments.
(c)	Based on agreement with the underlying Investment Fund’s investment manager, if the Investment Fund becomes greater than 8% of the Partnership’s capital, the Partnership may elect to redeem as of the next available month end date in an amount sufficient to bring the Investment Fund’s value to below 8% of the Partnership’s capital.

Strategy Allocation	Percent of Partners’ Capital
Equity Long/Short - Opportunistic	23.14%
Multi-Strategy	20.39
Macro	17.56
Equity Long/Short - High Hedge	13.48
Distressed	7.11
Short-Term Investments	6.74
Event Driven Credit	5.73
Restructurings and Value	3.04
Statistical Arbitrage	3.03
Convertible Arbitrage	0.05

Total Investments in Investment Funds and Short-Term Investments	100.27%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited)

June 30, 2010

1. Organization

Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) was organized under the laws of the State of Delaware as a limited partnership on November 6, 2001 pursuant to an Amended and Restated Agreement of Limited Partnership (as it may be amended, modified or otherwise supplemented from time to time, the “Agreement”) and commenced operations on July 1, 2002. The Partnership is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Partnership’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of alternative investment strategies. Investments of the Partnership are selected opportunistically from a wide range of Investment Funds in order to create a broad-based portfolio of such Investment Funds while seeking to invest in compelling investment strategies and with promising third party investment managers at optimal times. The Partnership may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley Alternative Investment Partners LP serves as the Partnership’s general partner (the “General Partner”) subject to the ultimate supervision of, and subject to any policies established by, the Partnership’s Board of Directors (the “Board”). Morgan Stanley AIP GP LP, the general partner of the General Partner, serves as the Partnership’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Partnership, subject to the supervision of the Board. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended. The General Partner and the Adviser are affiliates of Morgan Stanley. The Partnership’s term is perpetual unless the Partnership is otherwise terminated under the terms of the Agreement or unless and until required by law.

The Partnership is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Partnership. As of June 30, 2010, Morgan Stanley Institutional Cayman Fund LP, Morgan Stanley Institutional Cayman Fund SPC – Euro Segregated Portfolio, Morgan Stanley Institutional Cayman Fund SPC – Morgan Stanley Alpha AdvantageTM U.S. Large Cap Core Equity Segregated Portfolio, and Morgan Stanley Institutional Cayman Fund SPC – Morgan Stanley Alpha AdvantageTM U.S. Core Bond Segregated Portfolio, each a feeder fund to the Partnership, represented 35.33%, 0.73%, 2.13%, and 14.53%, respectively, of the Partnership’s net assets. As of June 30, 2010, Morgan Stanley Institutional Unit Trust II (For Qualified Institutional Investors), an indirect feeder fund to the Partnership, represented 0.28% of the Partnership’s net assets.

The Board has overall responsibility for monitoring and overseeing the Partnership’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Partnership or the Adviser.

Limited partnership interests of the Partnership (the “Interests”) are generally issued at the beginning of each calendar month. Additional contributions for Interests by eligible investors are accepted into the Partnership at net asset value.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

1. Organization (continued)

The Partnership may from time to time offer to repurchase Interests (or portions of them) at net asset value pursuant to written tenders made by a limited partner of the Partnership (a “Limited Partner”), and each such repurchase offer will generally apply to 5-25% of the net assets of the Partnership. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board in its sole discretion. In determining whether the Partnership should offer to repurchase Interests (or portions of them) from Limited Partners, the Board will consider the recommendations of the Adviser and the General Partner as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser and the General Partner expect that they will recommend to the Board that the Partnership offer to repurchase Interests (or portions of them) from Limited Partners quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Partnership will initially pay at least 90% of the estimated value of the repurchased Interests to Limited Partners as of the later of: (1) a period of within 30 days after the value of the Interests to be repurchased is determined, or (2) if the Partnership has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Interests, within ten business days after the Partnership has received at least 90% of the aggregate amount withdrawn by the Partnership from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Partnership and preparation of the Partnership’s audited financial statements. As of June 30, 2010, there were no Holdback Amounts outstanding.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Partnership in preparation of its financial statements. The preparation of financial statements in conformity with US GAAP requires the General Partner and Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Partnership is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of June 30, 2010, 93.28% of the Partnership’s portfolio was comprised of investments in Investment Funds. The remainder of the portfolio was invested in short-term investments. The Board has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Portfolio Valuation (continued)

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Partnership seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Partnership might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Partnership is permitted to fully liquidate its interest in the Investment Fund, the value of its investment could fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Fund’s investment manager.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Agreement, the Adviser values the Partnership’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available.

Short-Term Investments

Short-term investments are invested in a money market fund with the Partnership’s custodian, State Street Bank and Trust Company (“State Street”). Investments in money market funds are valued at net asset value.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Income Recognition and Expenses

The Partnership recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ net asset values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Redemption proceeds received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund’s cost, and realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Net profits or net losses of the Partnership for each of its fiscal periods are allocated among and credited to or debited against the capital accounts of all Limited Partners and the General Partner (collectively, the “Partners”) as of the last day of each month in accordance with the Partners’ investment percentages as of the first day of each month. Net profits or net losses are measured as the net change in the value of the net assets of the Partnership, including any net change in unrealized appreciation or depreciation on investments, income (net of accrued expenses) and realized gains or losses, before giving effect to any repurchases by the Partnership of Interests or portions of Interests.

Income and Withholding Taxes

No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Partners is to include its respective share of the Partnership’s realized profits or losses in its individual tax returns. The Partnership files tax returns with the U.S. Internal Revenue Service and various states.

The Partnership is required to withhold up to 30% U.S. tax from U.S. source dividends and 35% effectively connected income allocable to its non-U.S. investors and to remit those amounts to the U.S. Internal Revenue Service on behalf of the non-U.S. investors. The rate of withholding is generally the rate at which the particular non-U.S. investor is subject to U.S. federal income tax. The non-U.S. investors are obligated to indemnify the Partnership for any taxes that the Partnership is required to withhold as well as any interest or penalties.

If the Partnership incurs a withholding tax or other obligation with respect to the share of Partnership income allocable to any Partner, then the General Partner, without limitation of any other rights of the Partnership or the General Partner, will cause the amount of the obligation to be debited against the capital account of the Partner when the Partnership pays the obligation, and any amounts then or in the future distributable to the Partner will be reduced by the amount of the taxes. If the amount of the taxes is greater than any distributable amounts, then the Partner and any successor to the Partner’s Interest or portion of an Interest will pay to the Partnership as a capital contribution, upon demand by the General Partner, the amount of the excess.

For the period from January 1, 2010 to June 30, 2010, the Partnership recorded an estimated tax withholding amount of $1,691,833 which is included in capital repurchases in the Statement of Changes in Partners’ Capital.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Income and Withholding Taxes (continued)

The Partnership has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2010. If applicable, the Partnership recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years.

Limitation of Limited Partner Liability

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Partnership’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner. Subject to applicable law, a Limited Partner may be obligated to return to the Partnership certain amounts distributed to the Limited Partner.

3. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Partnership’s risk of loss in these Investment Funds is limited to the value of these Investment Funds as reported by the Partnership.

4. Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Partners’ Capital. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Partnership’s investments.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

4. Fair Value of Financial Instruments (continued)

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Partnership has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments, fair value of investments for which the Partnership does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2, or 3, if any, as if they occurred as of the beginning of the reporting period.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Partnership’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Convertible Arbitrage	$—	$—	$708,614	$708,614
Distressed	—	—	107,363,122	107,363,122
Equity Long/Short - High Hedge	—	64,882,308	138,540,414	203,422,722
Equity Long/Short - Opportunistic	—	216,732,762	132,625,013	349,357,775
Event Driven Credit	—	—	86,506,881	86,506,881
Macro	—	264,569,371	538,166	265,107,537
Multi-Strategy	—	26,996,431	280,805,186	307,801,617
Restructurings and Value	—	34,658,384	11,204,866	45,863,250
Statistical Arbitrage	—	45,814,121	—	45,814,121

Total Investment Funds	$—	$653,653,377	$758,292,262	$1,411,945,639

Short-Term Investments	$—	$101,777,779	$—	$101,777,779

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

4. Fair Value of Financial Instruments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of December 31, 2009	$731,644,743
Net realized gain (loss)	(22,507,608)
Net change in unrealized appreciation/depreciation	29,887,124
Purchases	64,967,824
Distributions/sales	(122,165,023)
Transfers into Level 3*	170,327,350
Transfers out of Level 3*	(93,862,148)

Balance as of June 30, 2010	$758,292,262

Net change in unrealized appreciation/depreciation from Level 3 investments still held as of June 30, 2010	$19,287,956

*	Transfers are due to changes in the Partnership’s ability to redeem investments, based on changes to the available redemption date for each applicable investment.

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosure about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. Effective January 1, 2010 the Partnership adopted such amended guidance.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

5. Investments in Investment Funds

The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2010, aggregated by investment strategy:

	Fair Value	Redemption Frequency (if applicable)	Redemption Notice Period (if applicable)
Investment Funds
Convertible Arbitrage (a)	$708,614	Not Applicable	Not Applicable
Distressed (b)	107,363,122	Not Applicable	Not Applicable
Equity Long/Short - High Hedge (c)	203,422,722	Monthly to Quarterly	45-90 days
Equity Long/Short - Opportunistic (d)	349,357,775	Monthly to Quarterly	30-90 days
Event Driven Credit (e)	86,506,881	3 Years	60 days
Macro (f)	265,107,537	Monthly to Semi-annually	30-90 days
Multi-Strategy (g)	307,801,617	Quarterly to 2 Years	45-100 days
Restructurings and Value (h)	45,863,250	Quarterly	90 days
Statistical Arbitrage ( i)	45,814,121	Quarterly	45-60 days

Total Investment Funds	$1,411,945,639

(a)	Investment Funds in this strategy take long positions in convertible securities and hedge those positions by selling short the underlying common stock. Investment Fund tranches representing 0.05% of the Partnership’s net assets have restricted liquidity because such Investment Fund tranches are invested in side pockets or are in liquidation. The Partnership estimates the remaining restriction period for Investment Fund tranches representing less than 0.005% of the Partnership’s net assets to be up to 2 years. The remaining restriction period for Investment Fund tranches representing 0.05% of the Partnership’s net assets is uncertain, however such redemption restriction has been in place for approximately 4 years.
(b)	Investment Funds in this strategy invest in, and may sell short, the securities of companies where the security’s price has been, or is expected to be, affected by a distressed situation such as a bankruptcy or corporate restructuring. Investment Fund tranches representing 7.11% of the Partnership’s net assets have restricted liquidity because such Investment Fund tranches are in liquidation. The Partnership estimates the remaining restriction period for such Investment Fund tranches to range from up to 2 years to up to 4 years.
(c)	Investment Funds in this strategy seek to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions.
(d)	Investment Funds in this strategy consist of a core holding of long equities hedged at all times with short sales of stocks and/or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage. Investment Fund tranches representing 1.16% of the Partnership’s net assets have restricted liquidity because such Investment Fund tranches are held in side pockets. The Partnership estimates the remaining restriction period for such Investment Fund tranches to range from up to 2 years to up to 4 years.
(e)	Investment Funds in this strategy invest in debt securities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations and recapitalizations. Investment Fund tranches representing 4.16% of the Partnership’s net assets have restricted liquidity because such Investment Fund tranches are held in side pockets or are in liquidation. The Partnership estimates the remaining restriction period for such Investment Fund tranches to range from up to 2 years to up to 4 years.
(f)	Investment Funds in this strategy invest by making leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange and physical commodities. An Investment Fund tranche representing 0.04% of the Partnership’s net assets has restricted liquidity because such Investment Fund tranche is held in a side pocket. The Partnership estimates the remaining restriction period for such Investment Fund tranche to be up to 2 years.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

5. Investments in Investment Funds (continued)

(g)	Investment Funds in this strategy tactically allocate capital to various hedge fund strategies based on their perceived risk and return profiles. Investment Fund tranches representing 6.29% of the Partnership’s net assets have restricted liquidity because such Investment Fund tranches are invested in side pockets or are in liquidation. The Partnership estimates the remaining restriction period for Investment Fund tranches representing 6.12% of the Partnership’s net assets to range from up to 1 year to up to 5 years. The remaining restriction period for an Investment Fund tranche representing 0.17% of the Partnership’s net assets is uncertain, however such redemption restriction has been in place for approximately 4 years.
(h)	Investment Funds in this strategy invest in restructuring companies that are undergoing significant corporate events such as spin-offs, recapitalizations, litigation events, strategic realignment, and other major changes. It also includes “value” investments in securities that are believed to be underpriced relative to their intrinsic or fundamental value or which are expected to appreciate in value if circumstances change or an anticipated event occurs. Investment Fund tranches representing 0.74% of the Partnership’s net assets have restricted liquidity because such Investment Fund tranches are held in side pockets or are in liquidation. The Partnership estimates the remaining restriction period for such Investment Fund tranches to range from up to 2 years to up to 4 years.
(i)	Investment Funds in this strategy profit from temporary pricing discrepancies between related securities. This irregularity offers an opportunity to go long the cheaper security and to short the more expensive one in an attempt to profit as the prices of the two revert to their norm, or mean.

As of June 30, 2010, 6.65% of the Partnership’s capital was invested in side pockets maintained by the Investment Funds. As of June 30, 2010, 3.37% (excluding side pockets) of the Partnership’s capital was invested in Investment Funds with the next available redemption date extending beyond one year from June 30, 2010. As of June 30, 2010, 12.90% (excluding side pockets) of the Partnership’s capital was invested in Investment Funds that are in liquidation.

For the period from January 1, 2010 to June 30, 2010, aggregate purchases and proceeds from sales of investments in Investment Funds were $180,149,300 and $266,806,420 respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Partnership from the Investment Funds. The allocated taxable income or loss is reported to the Partnership by the Investment Funds on Schedules K-1. Such tax adjustments for the year ending December 31, 2010 will be made once the Partnership has received all 2010 Schedules K-1 from the Investment Funds.

6. Investment Receivables and Payables

As of June 30, 2010, $50,321,326 was due to the Partnership from Investment Funds. The receivable amount represents the fair value of each investment in Investment Funds net of management fees and incentive fees/allocations. Substantially all of these amounts were collected subsequent to the balance sheet date.

Prepaid investments in Investment Funds represents amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 1, 2010, pursuant to each Investment Fund’s operating agreements.

7. Management Fee, Performance Incentive, Related Party Transactions and Other

The Partnership bears all expenses related to its investment program including, but not limited to, expenses borne indirectly through the Partnership’s investments in the underlying Investment Funds.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

7. Management Fee, Performance Incentive, Related Party Transactions and Other (continued)

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), as amended, between the Adviser and the Partnership, the Adviser receives a management fee for services provided to the Partnership, calculated and generally paid monthly at a rate of 0.046% (0.55% on an annualized basis) of the Partnership’s capital as of the end of business on the last business day of each month, before adjustment for any repurchases effective on that day. For the period from January 1, 2010 to June 30, 2010, the Partnership incurred management fees of $4,543,580, of which $732,497 was payable to the Adviser at June 30, 2010.

Under the terms of the Agreement, as amended, the General Partner’s “Performance Incentive” for each Incentive Period, as defined below, is equal to 10% of the amount, if any, of: (1) the net profits allocated to each Limited Partner’s capital account for the Incentive Period in excess of any net losses so allocated for such Incentive Period; above (2) (a) the Limited Partner’s Hurdle Rate Amount, as defined below, for the Incentive Period and (b) any loss carry forward amounts applicable to the Limited Partner’s capital account. With respect to each Limited Partner for each Incentive Period, the Performance Incentive allocated to the General Partner will not exceed 1.75% of the Limited Partner’s ending capital account balance for that Incentive Period, as determined prior to the deduction of the Performance Incentive.

An “Incentive Period” generally corresponds to a fiscal year, but may vary with respect to Limited Partners. An Incentive Period may be composed of one or more consecutive “Sub-Periods.” The initial Sub-Period began upon the commencement of investment operations of the Partnership. Each subsequent Sub-Period begins immediately after the end of the previous Sub-Period, which occurs at the close of business on the earliest occurrence of: (i) the last day of the fiscal year; (ii) the date immediately prior to the effective date of additional purchases of Interests; (iii) the date immediately prior to the effective date of partial transfers of Interests; or (iv) the date on which the Partnership dissolves. Both the Incentive Period and the last Sub-Period within the Incentive Period terminate at the close of business on the earliest occurrence of: (i) the last day of the fiscal year; (ii) the date immediately prior to the effective date of a full transfer of Interests; or (iii) the date on which the Partnership dissolves.

The Partnership’s “Hurdle Rate” for a given Incentive Period is equal to 5% per annum plus the rate of return achieved by the Citi Three-Month U.S. Treasury Bill Index over the same Incentive Period. A Limited Partner’s “Hurdle Rate Amount” for a given Incentive Period is equal to the Hurdle Rate calculated for a given Incentive Period multiplied by the Limited Partner’s capital account balance as of the beginning of that Incentive Period. The Hurdle Rate is not cumulative and resets for each Incentive Period at the beginning of each such Incentive Period. The Performance Incentive is debited from each Limited Partner’s capital account and credited to the General Partner’s capital account at the end of each such Incentive Period. For the period from January 1, 2010 to June 30, 2010, there was no Performance Incentive re-allocated to the General Partner.

Had the most recent Incentive Period ended on June 30, 2010, there would have been no additional Performance Incentive re-allocated to the General Partner for the period from January 1, 2010 to June 30, 2010. This amount is based on the net profits allocated to each Limited Partner’s capital account for the period from January 1, 2010 to June 30, 2010, and does not take into account any future changes in the net profits of the Limited Partners during the remainder of the Incentive Period. The net profits for the full Incentive Period may be different from these profits reflected in the accompanying financial statements and such differences could be material.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

7. Management Fee, Performance Incentive, Related Party Transactions and Other (continued)

State Street provides accounting and administrative services to the Partnership. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.030% to 0.045%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Partnership, for which State Street serves as the administrator. The administrative services fee is subject to an annual aggregate minimum based on $125,000 per Morgan Stanley product.

State Street also serves as the Partnership’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate ranging from 0.015% to 0.020%, based on (i) the aggregate monthly net assets of certain Morgan Stanley products, including the Partnership, for which State Street serves as the custodian, and (ii) investment purchases and sales activity related to the Partnership.

The Partnership is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Partnership.

The Partnership has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Partnership. At June 30, 2010, the Partnership’s proportionate share of assets attributable to the DC Plan was $0.

As of June 30, 2010, there was one Limited Partner, unaffiliated with Morgan Stanley, with a capital balance that represented approximately 30% of the Partnership’s capital and another Limited Partner, unaffiliated with Morgan Stanley, that invested in the Partnership indirectly through a feeder fund, which had a capital balance that represented approximately 17% of the Partnership’s capital.

8. Line of Credit

Effective April 28, 2006, the Partnership entered into a secured credit agreement with State Street for a revolving line of credit (the “Facility”). The maximum availability under the Facility is the lesser of $125,000,000 or 10% of the Partnership’s adjusted net assets, as defined in the credit agreement, subject to specific asset-based covenants. The Partnership pays an annual administration fee related to the Facility of $75,000 and the annual interest rate on borrowings is the greater of the Federal Fund Rate plus 1.50% or the overnight USD LIBOR plus 1.50%. Under the terms of the Facility, borrowings are repayable within 120 days of the initial date of advance. At June 30, 2010, there was no amount outstanding against the Facility. For the period from January 1, 2010 to June 30, 2010, the Partnership incurred no interest expense in connection with the Facility as there were no borrowings during the period. Borrowings are secured by the Partnership’s investment in Investment Funds.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

9. Contractual Obligations

The Partnership enters into contracts that contain a variety of indemnifications. The Partnership’s maximum exposure under these arrangements is unknown. However, the Partnership has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Financial Highlights

The following represents ratios to average Limited Partners’ capital and other financial highlights information for Limited Partners. The calculations below are not annualized for periods less than one year.

	For the period from January 1, 2010 to June 30, 2010		For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Total return - prior to Performance Incentive	(0.80)%		14.31%	(21.52)%	9.31%	9.96%	6.11%
Performance Incentive	0.00	(e)	0.00 (g)	0.00 (e)	0.00 (g)	(0.02)	0.00 (g)

Total return - net of Performance Incentive (a)	(0.80	)% (f)	14.31%	(21.52)%	9.31%	9.94%	6.11%

Ratio of total expenses to average Limited Partners’ capital (b)	0.32%		0.65%	0.65%	0.69%	0.69%	0.67%
Performance Incentive to average Limited Partners’ capital	0.00	(e)	0.00 (g)	0.00 (e)	0.00 (g)	0.02	0.01

Ratio of total expenses and Performance Incentive to average Limited Partners’ capital (b)	0.32%		0.65%	0.65%	0.69%	0.71%	0.68%

Ratio of net investment income (loss) to average Limited Partners’ capital (c) (d)	(0.32)%		(0.64)%	(0.60)%	(0.67)%	(0.63)%	(0.56)%
Portfolio turnover	12%		22%	17%	25%	27%	34%
Limited Partners’ capital at end of the period (000s)	$1,508,971		$1,617,137	$1,956,267	$3,194,392	$2,764,314	$1,975,237

(a)	Total return - net of Performance Incentive is calculated as the change in Limited Partners’ capital, adjusted for contributions and repurchases during the period, after Performance Incentive, if any, allocated to the General Partner.
(b)	Ratios do not reflect the Partnership’s proportionate share of the expenses of the Investment Funds.
(c)	Ratios do not reflect the Partnership’s proportionate share of the income and expenses of the Investment Funds.
(d)	Excludes impact of Performance Incentive.
(e)	There was no Performance Incentive for the period.
(f)	Had the most recent Incentive Period ended on June 30, 2010, total return – net of Performance Incentive would have been (0.80%).
(g)	Impact of Performance Incentive represented less than 0.005%.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

10. Financial Highlights (continued)

The above ratios and total return have been calculated for the Limited Partners taken as a whole. An individual Limited Partner’s return and ratios may vary from these returns and ratios due to the timing of capital transactions and withholding tax allocation, as applicable.

11. Subsequent Events

Unless otherwise stated throughout the Notes to the financial statements, the Partnership noted no subsequent events that require disclosure in the financial statements.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Partnership’s investment advisory agreement (the “Advisory Agreement”), including selection of Investment Funds for investment of the Partnership’s assets, allocation of the Partnership’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Partnership, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Partnership for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Partnership office facilities, equipment and personnel.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Partnership. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Partnership and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Partnership

The Board reviewed the performance, fees and expenses of the Partnership compared to an appropriate benchmark selected by the Adviser. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Partnership. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Partnership outperformed a benchmark selected by the Adviser and consisting of other comparable funds of hedge funds for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory fee for the Partnership relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper, Inc. In addition to the advisory fee, the Board also reviewed the Partnership’s total expense ratio. The Board noted that the advisory fee and total expense ratio were lower than the Partnership’s peer group average, and that there was a performance fee earned for the year ended December 31, 2009. After discussion, the Board concluded that the Partnership’s advisory fee, total expense ratio and performance were competitive with its peer group average.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Investment Advisory Agreement Approval (Unaudited) (continued)

Economies of Scale

The Board considered the size and growth prospects of the Partnership and how that relates to the Partnership’s total expense ratio and particularly the Partnership’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Partnership and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Partnership were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Partnership and during the last two years from their relationship with the Morgan Stanley Fund Complex, and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Partnership and other funds advised by the Adviser. These benefits may include, among other things, fees for distribution. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement.

Resources of the Adviser and Historical Relationship Between the Partnership and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Partnership and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Partnership’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Partnership to continue its relationship with the Adviser.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Investment Advisory Agreement Approval (Unaudited) (continued)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Partnership’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Partnership’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Partnership and its Limited Partners to approve renewal of the Advisory Agreement for another year. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Partnership’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Partnership voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Partnership at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Partnership also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Partnership’s first and third fiscal quarters on Form N-Q. The Partnership’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Partnership’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Partnership at 1-888-322-4675.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Directors

Michael Nugent, Chairperson of the Board and Director

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Randy Takian, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Jacques Chappuis, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Mary Ann Picciotto, Chief Compliance Officer

Noel Langlois, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS.

(a)(1) Change in Portfolio Manager

This information is as of September 1, 2010.

Kevin Kuntz is no longer a Portfolio Manager of the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

  Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)

(1)	Code of Ethics is not applicable to a semi-annual report.

(2)	Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By:	/S/ RANDY TAKIAN
Name:	Randy Takian
Title:	President

Date: September 1, 2010

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ RANDY TAKIAN
Name:	Randy Takian
Title:	Principal Executive Officer

Date: September 1, 2010

By:	/S/ NOEL LANGLOIS
Name:	Noel Langlois
Title:	Principal Financial Officer

Date: September 1, 2010